UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-07338

Capital World Growth and Income Fund, Inc.
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (213) 486-9200

Date of fiscal year end: November 30

Date of reporting period: February 29, 2012

Vincent P. Corti
Capital World Growth and Income Fund, Inc.
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Kathryn A. Sanders
O’Melveny & Myers LLP
400 South Hope Street, 10th Floor
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

Capital World Growth and Income Fund®
Investment portfolio

February 29, 2012
  unaudited

Common stocks — 92.99%	Shares	Value (000)

INDUSTRIALS — 12.43%
ASSA ABLOY AB, Class B1	22,535,000	$683,477
AB Volvo, Class B1	41,589,080	605,477
Schneider Electric SA1	6,676,954	453,889
United Parcel Service, Inc., Class B	5,635,000	433,275
Atlas Copco AB, Class A1	10,865,000	282,918
Atlas Copco AB, Class B1	6,161,000	142,592
Union Pacific Corp.	3,770,700	415,720
Jardine Matheson Holdings Ltd.1	7,978,000	404,624
KONE Oyj, Class B1	6,020,000	357,168
W.W. Grainger, Inc.	1,450,000	301,208
Lockheed Martin Corp.	3,305,000	292,195
VINCI SA1	5,524,000	287,594
Komatsu Ltd.1	9,500,000	283,979
United Technologies Corp.	3,250,000	272,577
Hutchison Port Holdings Trust1,2	240,182,000	190,539
Hutchison Port Holdings Trust1	53,700,000	42,601
Qantas Airways Ltd.1,3,4	125,158,600	231,146
PACCAR Inc	5,000,000	230,050
Capita Group PLC1	18,750,000	228,549
Emerson Electric Co.	3,960,000	199,228
Singapore Technologies Engineering Ltd1	76,260,000	193,745
CSX Corp.	9,049,065	190,121
Siemens AG1	1,892,000	188,706
Legrand SA1	4,933,124	179,108
ComfortDelGro Corp. Ltd.1,4	135,100,000	164,950
Ryanair Holdings PLC (ADR)3	4,900,000	164,248
General Dynamics Corp.	2,202,400	161,282
Brambles Ltd.1	19,966,803	154,602
Kühne + Nagel International AG1	1,174,050	154,363
SGS SA1	81,707	152,888
General Electric Co.	8,000,000	152,400
Bureau Veritas SA1	1,596,369	131,778
Waste Management, Inc.	3,300,302	115,445
3M Co.	1,228,300	107,599
Eaton Corp.	2,000,000	104,380
Southwest Airlines Co.	11,233,300	100,875
Geberit AG1	323,000	69,328
Norfolk Southern Corp.	712,000	49,057
BAE Systems PLC1	9,320,713	46,376
Contax Participações SA, ordinary nominative	152,400	2,085
		8,922,142

CONSUMER DISCRETIONARY — 12.11%
Home Depot, Inc.	20,907,800	994,584
DIRECTV, Class A3	13,893,000	643,524
Comcast Corp., Class A	16,952,600	498,067
Virgin Media Inc.4	15,757,000	397,076
Bayerische Motoren Werke AG1	2,463,100	227,806
Bayerische Motoren Werke AG, nonvoting preferred1	2,500,652	148,191
General Motors Co.3	13,646,450	355,081
News Corp., Class A	16,255,458	322,996
Daimler AG1	5,297,500	319,832
Cie. Générale des Établissements Michelin, Class B1	4,515,618	311,384
British Sky Broadcasting Group PLC1	28,415,000	302,594
Time Warner Cable Inc.	3,600,000	285,624
SJM Holdings Ltd.1	125,050,000	259,172
H & M Hennes & Mauritz AB, Class B1	7,088,000	254,562
Amazon.com, Inc.3	1,261,900	226,751
Renault SA1	4,242,638	224,351
Hyundai Motor Co.1	1,102,900	211,812
Honda Motor Co., Ltd.1	5,550,000	211,812
Marks and Spencer Group PLC1	34,596,187	199,510
McDonald’s Corp.	2,000,000	198,560
NEXT PLC1	4,290,000	189,201
YUM! Brands, Inc.	2,585,000	171,230
adidas AG1	2,031,300	159,434
Whitbread PLC1	5,884,096	158,885
OPAP SA1,4	16,055,910	142,288
WPP PLC1	11,106,000	142,176
Li & Fung Ltd.1	61,188,000	139,197
Intercontinental Hotels Group PLC1	6,007,029	136,983
Kohl’s Corp.	2,505,000	124,448
Swatch Group Ltd, non-registered shares1	244,349	110,678
NIKE, Inc., Class B	1,000,000	107,920
SES SA, Class A (FDR)1	4,341,486	104,733
Johnson Controls, Inc.	2,320,000	75,702
Kingfisher PLC1	16,730,999	75,672
Modern Times Group MTG AB, Class B1	1,511,474	73,852
Nordstrom, Inc.	1,000,000	53,620
William Hill PLC1	9,492,600	33,867
Kesa Electricals PLC1,4	26,593,098	31,513
Aristocrat Leisure Ltd.1	8,517,734	24,913
D.R. Horton, Inc.	1,200,000	17,208
Stella International Holdings Ltd.1	6,227,000	14,298
Dixons Retail PLC1,3	23,103,600	5,491
		8,686,598

FINANCIALS — 11.78%
Société Générale1	15,917,580	511,981
Industrial and Commercial Bank of China Ltd., Class H1	676,073,470	491,667
HSBC Holdings PLC (Hong Kong)1	26,720,033	240,040
HSBC Holdings PLC (United Kingdom)1	20,476,231	180,802
Citigroup Inc.	11,391,000	379,548
Deutsche Börse AG1	5,549,600	367,976
China Construction Bank Corp., Class H1	440,805,735	367,032
AIA Group Ltd.1	90,414,996	342,192
JPMorgan Chase & Co.	8,100,000	317,844
Wells Fargo & Co.	10,000,000	312,900
Prudential PLC1	27,590,000	312,493
Bank of China Ltd., Class H1	716,815,200	309,134
Siam Commercial Bank PCL1	62,695,100	267,657
Westfield Group1	26,688,000	249,819
Credit Suisse Group AG1	9,182,087	246,378
Itaú Unibanco Holding SA, preferred nominative (ADR)	8,888,045	187,093
Itaú Unibanco Holding SA, preferred nominative	1,771,000	37,952
Ping An Insurance (Group) Co. of China, Ltd., Class H1	25,920,000	223,568
BNP Paribas SA1	4,533,726	220,275
Woori Finance Holdings Co., Ltd.1	20,047,350	217,679
Deutsche Bank AG1	4,398,618	204,824
UBS AG1,3	13,245,246	185,045
Agricultural Bank of China, Class H1	354,313,000	174,227
Toronto-Dominion Bank	1,870,000	152,764
Link Real Estate Investment Trust1	40,629,000	152,276
Banco Santander, SA1	16,033,147	132,934
Banco Santander (Brasil) SA, units	5,867,550	63,040
Banco Santander (Brasil) SA, units (ADR)	5,867,550	62,665
Sampo Oyj, Class A1	4,225,974	118,912
DNB ASA1	9,068,033	116,172
China Life Insurance Co. Ltd., Class H1	36,647,000	113,689
Bank of New York Mellon Corp.	5,064,300	111,972
Nordea Bank AB1	10,482,000	100,863
Hang Seng Bank Ltd.1	7,000,000	97,457
CapitaMall Trust, units1	61,610,000	88,327
Kimco Realty Corp.	4,132,329	75,952
Willis Group Holdings PLC	2,095,800	75,197
Bank of America Corp.	9,000,000	71,730
Weyerhaeuser Co.	3,359,686	70,184
KB Financial Group Inc.1	1,870,000	68,308
Canadian Imperial Bank of Commerce (CIBC)	867,446	67,234
State Street Corp.	1,500,000	63,345
ICICI Bank Ltd.1	3,179,200	58,075
ICICI Bank Ltd. (ADR)	4,000	145
DBS Group Holdings Ltd1	5,077,000	57,275
UniCredit SpA1	9,629,006	49,947
PT Bank Negara Indonesia (Persero) Tbk1	85,739,448	35,680
Old Republic International Corp.	2,500,000	27,150
AXA SA1	1,095,082	17,603
CapitaCommercial Trust1	18,093,000	17,073
Starwood Property Trust, Inc.	750,000	14,805
Ascendas Real Estate Investment Trust1	6,049,000	9,922
Sino Land Co. Ltd.1	5,164,115	9,198
GAGFAH SA1	599,664	3,388
Lloyds Banking Group PLC1,3	6,023,240	3,345
		8,454,753

CONSUMER STAPLES — 11.31%
Philip Morris International Inc.	19,926,300	1,664,245
Altria Group, Inc.	36,697,300	1,104,589
Kraft Foods Inc., Class A	23,203,939	883,374
Nestlé SA1	8,837,030	540,027
Wesfarmers Ltd.1	17,071,520	529,842
Anheuser-Busch InBev NV1	6,996,902	470,266
Anheuser-Busch InBev NV, VVPR STRIPS1,3	3,247,475	9
Lorillard, Inc.	2,924,000	383,278
British American Tobacco PLC1	5,352,000	270,501
Tingyi (Cayman Islands) Holding Corp.1	86,020,000	253,711
Danone SA1	3,651,535	247,164
Diageo PLC1	8,470,500	202,326
Imperial Tobacco Group PLC1	4,990,000	197,746
Pernod Ricard SA1	1,665,800	172,159
L’Oréal SA1	920,000	104,932
L’Oréal SA, bonus shares1	508,100	57,952
ConAgra Foods, Inc.	6,109,612	160,377
Cia. de Bebidas das Américas — AmBev, preferred nominative (ADR)	3,810,909	152,474
Coca-Cola Co.	2,169,400	151,554
SABMiller PLC1	3,580,000	144,881
Wilmar International Ltd.1	31,863,000	130,006
Colgate-Palmolive Co.	1,175,000	109,486
Ralcorp Holdings, Inc.3	972,400	72,541
Tesco PLC1	9,515,130	47,859
Koninklijke Ahold NV1	3,400,597	46,994
Molson Coors Brewing Co., Class B	425,804	18,710
		8,117,003

TELECOMMUNICATION SERVICES — 8.59%
AT&T Inc.	31,380,000	959,914
América Móvil, SAB de CV, Series L (ADR)	29,370,398	703,127
Koninklijke KPN NV1	54,810,000	593,425
TeliaSonera AB1	72,730,000	530,123
Verizon Communications Inc.	13,059,500	497,698
Singapore Telecommunications Ltd.1	170,939,810	432,177
Vodafone Group PLC1	138,454,500	374,099
OJSC Mobile TeleSystems (ADR)	20,230,342	369,204
Turkcell Iletisim Hizmetleri AS1,3	67,063,000	367,076
CenturyLink, Inc.	5,400,600	217,374
Millicom International Cellular SA (SDR)1	1,840,000	206,089
Türk Telekomünikasyon AS, Class D1	39,150,000	167,785
SOFTBANK CORP.1	4,590,000	136,907
France Télécom SA1	7,577,060	115,867
Philippine Long Distance Telephone Co. (ADR)	877,673	57,900
Philippine Long Distance Telephone Co.1	693,790	46,318
Advanced Info Service PCL1	17,251,800	90,858
BCE Inc.	1,642,500	67,297
Telefónica Czech Republic, AS1	2,300,000	50,038
Telefónica, SA1	2,831,007	48,252
Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk, Class B1	54,204,000	42,208
MTN Group Ltd.1	2,100,000	37,632
KT Corp. (ADR)	2,523,000	37,113
Bezeq — The Israel Telecommunication Corp. Ltd.1	7,640,000	12,571
		6,161,052

HEALTH CARE — 8.41%
Novartis AG1	33,907,063	1,848,183
Bayer AG1	17,212,000	1,271,788
Amgen Inc.	9,560,000	649,602
Abbott Laboratories	10,875,000	615,634
Merck & Co., Inc.	11,012,500	420,347
Roche Holding AG1	2,257,000	392,651
Eli Lilly and Co.	4,000,000	156,960
Bristol-Myers Squibb Co.	4,814,300	154,876
UCB SA1	3,510,000	141,591
Grifols, SA, Class A1,3	3,538,000	73,635
Edwards Lifesciences Corp.3	1,030,000	75,324
Sonic Healthcare Ltd.1	4,875,000	62,648
Boston Scientific Corp.3	10,000,000	62,200
Orion Oyj, Class B1	2,024,201	43,575
Gilead Sciences, Inc.3	786,000	35,763
Stryker Corp.	523,000	28,054
		6,032,831

INFORMATION TECHNOLOGY — 8.13%
Microsoft Corp.	32,804,019	1,041,200
Samsung Electronics Co. Ltd.1	596,600	640,502
HTC Corp.1	26,083,050	577,931
Oracle Corp.	11,897,000	348,225
MediaTek Inc.1	28,769,262	292,540
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	10,049,998	145,926
Taiwan Semiconductor Manufacturing Co. Ltd.1	34,708,766	95,358
Compal Electronics, Inc.1	193,262,106	227,504
Automatic Data Processing, Inc.	4,040,000	219,453
HOYA Corp.1	9,103,000	211,451
Nokia Corp.1	34,971,000	184,185
Nokia Corp. (ADR)	4,169,800	22,058
Delta Electronics, Inc.1	74,186,230	203,272
Maxim Integrated Products, Inc.	5,723,000	159,614
Accenture PLC, Class A	2,605,000	155,102
Quanta Computer Inc.1	58,166,850	145,292
Intel Corp.	5,000,000	134,400
Telefonaktiebolaget LM Ericsson, Class B1	11,877,220	119,140
Redecard SA, ordinary nominative	5,700,000	118,498
Analog Devices, Inc.	2,970,186	116,461
QUALCOMM Inc.	1,854,000	115,282
Canon, Inc.1	2,520,300	114,165
Nintendo Co., Ltd.1	552,300	80,816
Yahoo! Inc.3	5,400,000	80,082
Siliconware Precision Industries Co., Ltd.1	66,700,000	78,068
NetEase.com, Inc. (ADR)3	1,099,270	57,624
Google Inc., Class A3	70,000	43,277
Amadeus IT Holding, SA, Class A1	2,240,144	42,618
Murata Manufacturing Co., Ltd.1	665,700	39,749
International Business Machines Corp.	117,000	23,017
		5,832,810

ENERGY — 6.83%
BP PLC1	200,367,626	1,572,629
Royal Dutch Shell PLC, Class B1	19,090,746	708,451
Royal Dutch Shell PLC, Class A1	6,815,000	248,697
Royal Dutch Shell PLC, Class A (ADR)	2,570,000	187,841
Royal Dutch Shell PLC, Class B (ADR)	344,800	25,612
OAO Gazprom (ADR)1	24,654,000	326,555
ConocoPhillips	4,150,000	317,682
Eni SpA1	13,200,000	304,760
EOG Resources, Inc.	1,680,000	191,285
Occidental Petroleum Corp.	1,443,000	150,606
Apache Corp.	1,159,036	125,095
Woodside Petroleum Ltd.1	3,052,132	121,175
Devon Energy Corp.	1,500,000	109,965
Canadian Natural Resources, Ltd.	2,785,000	103,384
SeaDrill Ltd.1	2,400,000	99,433
Türkiye Petrol Rafinerileri AS1	4,037,000	99,420
Husky Energy Inc.	3,456,000	93,364
China National Offshore Oil Corp.1	26,554,900	60,134
Schlumberger Ltd.	700,000	54,327
		4,900,415

UTILITIES — 5.60%
National Grid PLC1	58,806,370	600,837
GDF SUEZ1	20,695,055	536,003
International Power PLC1	85,890,248	472,188
SSE PLC1	22,561,336	462,683
CEZ, a s1	7,629,000	329,379
PT Perusahaan Gas Negara (Persero) Tbk1	630,664,000	260,679
Dominion Resources, Inc.	4,456,422	224,916
Public Service Enterprise Group Inc.	6,795,000	209,150
FirstEnergy Corp.	4,495,000	199,084
Exelon Corp.	3,000,000	117,210
NTPC Ltd.1	29,619,270	108,882
Power Assets Holdings Ltd.1	13,749,500	102,903
E.ON AG1	4,200,000	96,705
SUEZ Environnement Co.1	5,418,252	79,477
Cia. Energética de Minas Gerais — CEMIG, preferred nominative (ADR)	3,169,590	72,362
RWE AG1	1,500,000	68,223
LIGHT SA, ordinary nominative	3,291,100	52,129
Power Grid Corp. of India Ltd.1	10,378,641	23,819
		4,016,629

MATERIALS — 4.77%
Dow Chemical Co.	14,407,000	482,779
Syngenta AG1	963,500	314,530
BASF SE1	3,287,000	288,263
ArcelorMittal1	12,079,654	253,953
Akzo Nobel NV1	4,238,000	239,922
Amcor Ltd.1	30,684,007	232,640
CRH PLC1	10,098,253	215,763
Israel Chemicals Ltd.1	20,435,000	215,220
Linde AG1	1,119,000	185,866
Koninklijke DSM NV1	3,054,000	169,846
Svenska Cellulosa AB SCA, Class B1	7,879,199	140,747
Praxair, Inc.	1,163,073	126,775
Holcim Ltd1	1,240,908	80,909
POSCO1	211,230	78,167
Rautaruukki Oyj1	6,689,570	75,931
Ube Industries, Ltd.1	25,200,000	72,481
K+S AG1	1,068,000	53,256
Sherwin-Williams Co.	500,000	51,575
voestalpine AG1	1,397,000	49,351
PT Semen Gresik (Persero) Tbk1	31,188,000	38,768
Alumina Ltd.1	20,000,000	29,146
Usinas Siderúrgicas de Minas Gerais SA — USIMINAS, Class A, preferred nominative	4,125,500	27,988
		3,423,876

MISCELLANEOUS — 3.03%
Other common stocks in initial period of acquisition		2,173,852

Total common stocks (cost: $56,075,904,000)		66,721,961

Preferred stocks — 0.01%

FINANCIALS — 0.01%
Citigroup Inc. 7.875% preferred	366,000	9,923

Total preferred stocks (cost: $9,150,000)		9,923

	Shares or	Value
Convertible securities — 0.43%	principal amount	(000)

CONSUMER DISCRETIONARY — 0.14%
MGM Resorts International 4.25% convertible notes 2015	$58,400,000	$62,780
Johnson Controls, Inc. 11.50% convertible preferred 2012, units1	92,500	14,662
TUI Travel PLC 4.90% convertible notes 2017	£4,100,000	6,125
TUI Travel PLC 6.00% convertible notes 2014	£5,000,000	7,915
Virgin Media Inc. 6.50% convertible notes 20164	$7,100,000	11,120
		102,602

INDUSTRIALS — 0.07%
United Continental Holdings, Inc. 6.00% convertible notes 2029	$7,575,000	18,881
United Continental Holdings, Inc. 4.50% convertible debentures 2015	$4,700,000	6,227
United Continental Holdings, Inc. 6.00% convertible preferred 2030	397,000	13,208
JetBlue Airways Corp., Series B, 6.75% convertible notes 2039	$3,925,000	5,181
JetBlue Airways Corp., Series A, convertible notes 5.50% 2038	$3,250,000	4,168
JetBlue Airways Corp., Series B, convertible notes 5.50% 2038	$3,240,000	4,325
AMR Corp. 6.25% convertible notes 2014	$4,790,000	1,503
		53,493

TELECOMMUNICATION SERVICES — 0.05%
Clearwire Corp. 8.25% convertible notes 20402	$44,385,000	32,734

CONSUMER STAPLES — 0.02%
Alliance One International, Inc. 5.50% convertible notes 2014	$11,000,000	10,821

FINANCIALS — 0.01%
National Financial Partners Corp. 4.00% convertible notes 2017	$7,000,000	9,643

MISCELLANEOUS — 0.14%
Other convertible securities in initial period of acquisition		98,555

Total convertible securities (cost: $298,061,000)		307,848

	Principal amount
Bonds & notes — 1.56%	(000)

FINANCIALS — 0.72%
Regions Financial Corp. 6.375% 2012	$28,264	28,761
Regions Financial Corp. 4.875% 2013	6,035	6,186
Regions Financial Corp. 7.75% 2014	24,300	26,188
Regions Financial Corp. 5.20% 2015	15,295	15,142
Regions Bank 7.50% 2018	2,475	2,722
Mizuho Capital Investment (USD) 2 Ltd, junior subordinated 14.95% (undated)2,5	60,000	72,984
Prologis, Inc. 6.25% 2017	4,620	5,112
Prologis, Inc. 6.625% 2018	13,907	15,616
Prologis, Inc. 6.625% 2019	1,600	1,801
Prologis, Inc. 7.375% 2019	21,933	25,672
Prologis, Inc. 6.875% 2020	20,380	23,626
HBOS PLC 6.75% 20182	36,490	32,830
Lloyds Banking Group PLC, junior subordinated 6.657% preference shares (undated)2,5,6	30,300	21,059
JPMorgan Chase & Co., Series I, junior subordinated 7.90% (undated)5	41,090	44,855
Westfield Group 5.40% 20122	530	543
Westfield Group 6.75% 20192	18,040	21,153
WEA Finance LLC 4.625% 20212	19,975	21,105
Wells Fargo & Co., Series K, junior subordinated 7.98% (undated)5	31,508	34,422
Developers Diversified Realty Corp. 5.50% 2015	3,744	3,875
Developers Diversified Realty Corp. 9.625% 2016	3,650	4,392
Developers Diversified Realty Corp. 7.50% 2017	10,210	11,488
Developers Diversified Realty Corp. 7.875% 2020	8,075	9,661
Simon Property Group, LP 5.25% 2016	3,540	4,015
Simon Property Group, LP 6.10% 2016	860	990
Simon Property Group, LP 5.875% 2017	165	193
Simon Property Group, LP 6.125% 2018	890	1,063
Simon Property Group, LP 10.35% 2019	11,635	16,405
ERP Operating LP 5.125% 2016	2,886	3,175
ERP Operating LP 5.75% 2017	2,055	2,340
ERP Operating LP 4.625% 2021	13,215	14,182
HVB Funding Trust I, junior subordinated 8.741% 20312	9,650	8,058
HVB Funding Trust III, junior subordinated 9.00% 20312	3,171	2,648
Standard Chartered Bank 6.40% 20172	8,451	9,248
Barclays Bank PLC, Series RCI, junior subordinated 14.00% (undated)5	£4,520	8,953
Discover Financial Services 6.45% 2017	$3,057	3,360
Discover Financial Services 10.25% 2019	4,334	5,534
AXA SA 8.60% 2030	8,000	8,566
Capital One Capital III 7.686% 20365	165	168
		518,091

TELECOMMUNICATION SERVICES — 0.36%
Nextel Communications, Inc., Series F, 5.95% 2014	31,525	31,761
Nextel Communications, Inc., Series D, 7.375% 2015	40,000	39,700
Sprint Nextel Corp. 9.125% 20172	35,000	35,263
Sprint Nextel Corp. 11.50% 20212	55,550	60,688
MTS International Funding Ltd. 8.625% 20202	29,865	34,345
MTS International Funding Ltd. 8.625% 2020	12,430	14,295
Clearwire Communications and Clearwire Finance, Inc., Series A, 12.00% 20152	2,500	2,444
Clearwire Communications and Clearwire Finance, Inc. 12.00% 20172	22,500	19,181
América Móvil, SAB de CV 8.46% 2036	MXN286,400	21,174
		258,851

ENERGY — 0.20%
Gazprom OJSC 8.146% 2018	$4,415	5,226
Gazprom OJSC, Series 9, 6.51% 2022	30,710	33,781
Gazprom OJSC, Series 2, 8.625% 2034	1,015	1,271
Gazprom OJSC 7.288% 2037	38,175	42,661
Gazprom OJSC 7.288% 20372	365	408
BP Capital Markets PLC 3.125% 2012	48,310	48,331
BP Capital Markets PLC 5.25% 2013	3,335	3,584
BP Capital Markets PLC 3.875% 2015	7,320	7,945
Petroplus Finance Ltd. 6.75% 20142	375	165
		143,372

BONDS & NOTES OF GOVERNMENTS OUTSIDE THE U.S. — 0.10%
United Mexican States Government, Series M30, 10.00% 2036	MXN292,400	28,734
German Government, Series 8, 4.75% 2040	€14,545	28,421
Polish Government, Series 1021, 5.75% 2021	PLN30,700	10,137
		67,292

BONDS & NOTES OF U.S. GOVERNMENT — 0.08%
U.S. Treasury 4.375% 2041	$30,840	38,822
U.S. Treasury 4.75% 2041	14,560	19,410
		58,232

MATERIALS — 0.04%
CRH America, Inc. 6.00% 2016	1,260	1,375
CRH America, Inc. 8.125% 2018	15,540	18,206
ArcelorMittal 9.85% 2019	8,000	9,714
		29,295

CONSUMER STAPLES — 0.04%
Hypermarcas SA 6.50% 20212	10,970	10,696
Hypermarcas SA 6.50% 2021	7,000	6,825
British American Tobacco International Finance PLC 8.125% 20132	9,000	9,988
		27,509

CONSUMER DISCRETIONARY — 0.02%
Marks and Spencer Group PLC 6.25% 20172	100	106
Marks and Spencer Group PLC 7.125% 20372	15,550	15,466
		15,572

Total bonds & notes (cost: $984,122,000)		1,118,214

Short-term securities — 4.72%

Fannie Mae 0.06%–0.21% due 3/12–11/19/2012	811,203	810,783
Freddie Mac 0.07%–0.15% due 3/13–11/2/2012	774,925	774,453
Federal Home Loan Bank 0.07%–0.25% due 3/9–12/10/2012	656,900	656,613
International Bank for Reconstruction and Development 0.08% due 3/19–6/7/2012	179,000	178,977
U.S. Treasury Bills 0.10%–0.185% due 4/19–11/15/2012	175,000	174,920
Westpac Banking Corp. 0.25% due 3/7–3/9/20122	154,100	154,092
Commonwealth Bank of Australia 0.23% due 3/5–3/6/20122	150,000	149,992
Straight-A Funding LLC 0.15%–0.18% due 4/24–5/10/20122	150,000	149,956
Old Line Funding, LLC 0.22% due 3/1/20122	60,040	60,040
Jupiter Securitization Co., LLC 0.25% due 6/7/20122	50,000	49,955
Nordea North America, Inc. 0.12%–0.15% due 3/16–4/2/2012	49,900	49,895
Federal Farm Credit Banks 0.14% due 5/15/2012	38,600	38,591
Toronto-Dominion Holdings USA Inc. 0.17% due 5/14/20122	36,800	36,789
Bank of Nova Scotia 0.12% due 4/27/2012	30,000	29,994
HSBC USA Inc. 0.23% due 4/23/2012	20,000	19,993
BHP Billiton Finance (USA) Limited 0.17% due 5/9/20122	18,300	18,286
National Australia Funding (Delaware) Inc. 0.28% due 4/2/20122	17,800	17,799
Svenska Handelsbanken Inc. 0.29% due 5/17/20122	15,000	14,991

Total short-term securities (cost: $3,386,240,000)		3,386,119

Total investment securities (cost: $60,753,477,000)		71,544,065
Other assets less liabilities		206,516

Net assets		$71,750,581

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

1Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities, including those in “Miscellaneous,” was $40,296,638,000, which represented 56.16% of the net assets of the fund. This amount includes $40,078,732,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

2Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,253,551,000, which represented 1.75% of the net assets of the fund.

3Security did not produce income during the last 12 months.
4The fund owns 5% or more of the outstanding voting shares of this company. See the table on the following page for additional information.
5Coupon rate may change periodically.
6Scheduled interest and/or principal payment was not received.

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the three months ended February 29, 2012, appear below.

	Beginning shares or principal amount	Additions	Reductions	Ending shares or principal amount	Dividend or interest income (000)	Value of affiliates at 2/29/2012 (000)

Virgin Media Inc.	15,757,000	—	—	15,757,000	$630	$397,076
Virgin Media Inc. 6.50%
convertible notes 2016	$7,100,000	—	—	$7,100,000	116	11,120
Qantas Airways Ltd.	125,158,600	—	—	125,158,600	—	231,146
ComfortDelGro Corp. Ltd.	135,100,000	—	—	135,100,000	—	164,950
OPAP SA	16,055,910	—	—	16,055,910	—	142,288
Kesa Electricals PLC	26,593,098	—	—	26,593,098	—	31,513
					$746	$978,093

Forward currency contracts

The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund enters into these contracts to manage its exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

As of February 29, 2012, the fund had open forward currency contracts to sell currencies, as shown in the following table. The open forward currency contracts shown are generally indicative of the level of activity over the prior 12-month period.

				(amounts in thousands)
						Unrealized
						(depreciation)
			Contract amount			appreciation at
	Settlement date	Counterparty	Receive	Deliver		2/29/2012

Sales:
Australian dollars	3/28/2012	Barclays Bank PLC	$295,987	$	A278,000	$(1,179)
Euros	3/21/2012	UBS AG	$231,190		€175,000	(1,982)
Euros	3/22/2012	JPMorgan Chase	$229,352		€175,000	(3,820)
Euros	3/30/2012	Citibank	$157,655		€119,000	(908)
Euros	4/5/2012	HSBC Bank	$167,434		€125,000	871
Euros	4/11/2012	UBS AG	$111,365		€83,450	165
						$(6,853)

Valuation disclosures

The fund’s investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The fund generally determines the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date.

Methods and inputs — The fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

When the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days. Forward currency contracts are valued at the mean of representative quoted bid and asked prices, generally based on prices supplied by one or more pricing vendors.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the fund’s board of directors. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly equity securities trading outside the U.S.) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various inputs may be reviewed in order to make a good faith determination of a security’s fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Classifications — The fund classifies its assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of February 29, 2012 (dollars in thousands):

Investment securities:	Level 1	Level 2		Level 3	Total
Common stocks:
Industrials	$3,291,745	$5,630,397	*	$—	$8,922,142
Consumer discretionary	4,472,391	4,214,207	*	—	8,686,598
Financials	2,091,520	6,363,233	*	—	8,454,753
Consumer staples	4,700,628	3,416,375	*	—	8,117,003
Telecommunication services	2,909,627	3,251,425	*	—	6,161,052
Health care	2,198,760	3,834,071	*	—	6,032,831
Information technology	2,780,219	3,052,591	*	—	5,832,810
Energy	1,359,161	3,541,254	*	—	4,900,415
Utilities	874,851	3,141,778	*	—	4,016,629
Materials	689,117	2,734,759	*	—	3,423,876
Miscellaneous	1,071,966	1,101,886	*	—	2,173,852
Preferred stocks	—	9,923		—	9,923
Convertible securities	78,791	229,057		—	307,848
Bonds & notes	—	1,118,214		—	1,118,214
Short-term securities	—	3,386,119		—	3,386,119
Total	$26,518,776	$45,025,289		$—	$71,544,065

*Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $40,078,732,000 of investment securities were classified as Level 2 instead of Level 1.

Forward currency contracts†:	Level 1	Level 2	Level 3	Total
Unrealized appreciation on open forward currency contracts	$—	$1,036	$—	$1,036
Unrealized depreciation on open forward currency contracts	—	(7,889)	—	(7,889)
Total	$—	$(6,853)	$—	$(6,853)

†Forward currency contracts are not included in the investment portfolio.

Federal income tax information	(dollars in thousands)
Gross unrealized appreciation on investment securities	$14,834,658
Gross unrealized depreciation on investment securities	(4,213,183)
Net unrealized appreciation on investment securities	10,621,475
Cost of investment securities for federal income tax purposes	60,922,590

Key to abbreviations and symbols

ADR = American Depositary Receipts
FDR = Fiduciary Depositary Receipts
SDR = Swedish Depositary Receipts
€ = Euros
£ = British pounds
MXN = Mexican pesos
PLN = Polish zloty

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-4225 or visit the American Funds website at americanfunds.com.

MFGEFP-933-0412O-S29449

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPITAL WORLD GROWTH AND INCOME FUND, INC.

By /s/ Michael J. Thawley
Michael J. Thawley, Vice Chairman and Principal Executive Officer

Date: April 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Michael J. Thawley
Michael J. Thawley, Vice Chairman and Principal Executive Officer

Date: April 27, 2012

By /s/ Neal F. Wellons
Neal F. Wellons, Treasurer and Principal Financial Officer

Date: April 27, 2012